Notes to the Consolidated Statements of Financial Position	12 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Notes to the Consolidated Statements of Financial Position
6. Notes to the Consolidated Statements of Financial Position
6.1. Intangible assets and goodwill
The intangible assets as of September 30, 2021, are as follows:

EUR million	Goodwill	Software	Domains	Brands	Customer relationships	Internally developed software	Other intangible assets	Total
Cost
Balance as of Oct. 1, 2020	118.4	21.8	158.5	5.6	13.9	15.1	14.6	347.9

Business combinations	11.1	—	—	0.5	1.3	—	—	12.8
Additions	—	3.2	0.1	0.0	0.0	1.8	9.1	14.3
Transfers	0.0	2.7	0.1	0.0	—	3.9	(6.7)	(0.0)
Disposals	—	(0.1)	—	—	—	—	(0.0)	(0.1)
Currency translation differences	—	0.0	0.5	—	0.0	—	—	0.6

Balance as of Sept. 30, 2021	129.5	27.7	159.2	6.2	15.3	20.7	16.9	375.5

Accumulated amortization
Balance as of Oct. 1, 2020	0.0	(15.0)	(1.0)	(0.5)	(9.5)	(6.4)	(1.9)	(34.2)

Additions	0.0	(4.9)	(0.2)	(0.1)	(3.0)	(4.1)	(1.9)	(14.2)
Impairment losses	—	0.0	(0.2)	—	—	0.0	—	(0.2)
Transfers	—	0.0	0.0	—	0.0	0.0	0.0	0.0
Disposals	—	0.1	—	—	—	—	—	0.1
Currency translation differences	—	0.0	—	0.0	0.0	—	—	0.0

Balance as of Sept. 30, 2021	0.0	(19.8)	(1.4)	(0.6)	(12.5)	(10.4)	(3.8)	(48.6)

Carrying amount as of Sept. 30, 2021	129.5	7.9	157.8	5.6	2.7	10.3	13.1	326.8

Software mainly comprises an ERP system with a carrying amount of EUR 3.1 million. In the internally developed intangible assets is a used software with a carrying amount of EUR 5.3 million and other intangible assets contains software as assets under construction with a carrying amount of EUR 3.3 million for companies that cannot yet use the software.

The intangible assets as of September 30, 2020, are as follows:

EUR million	Goodwill	Software	Domains	Brands	Customer relationships	Internally developed software	Other intangible assets	Total
Cost
Balance as of Oct. 1, 2019	117.5	19.1	157.9	5.6	13.3	9.7	11.4	334.5

Business combinations	1.0	0.0	0.0	0.0	0.4	0.0	0.0	1.5
Additions	0.0	2.7	0.7	0.0	0.0	2.2	7.3	13.0
Transfers	—	0.4	0.3	0.0	0.2	3.1	(3.9)	0.0
Disposals	—	(0.4)	(0.6)	0.0	—	—	(0.2)	(1.2)
Currency translation differences	—	0.0	0.2	—	0.0	—	—	0.2

Balance as of Sept. 30, 2020	118.4	21.8	158.5	5.6	13.9	15.1	14.6	347.9

Accumulated amortization
Balance as of Oct. 1, 2019	0.0	(9.5)	(0.9)	(0.4)	(6.5)	(3.3)	(0.5)	(21.1)

Additions	0.0	(5.7)	(0.1)	(0.1)	(3.0)	(3.1)	(1.4)	(13.4)
Transfers	—	—	—	—	—	—	—	—
Disposals	—	0.3	0.0	0.0	—	—	0.0	0.3
Currency translation differences	—	0.0	—	—	0.0	—	—	0.0

Balance as of Sept. 30, 2020	0.0	(15.0)	(1.0)	(0.5)	(9.5)	(6.4)	(1.9)	(34.2)

Carrying amount as of Sept. 30, 2020	118.4	6.8	157.5	5.1	4.4	8.7	12.7	313.7

In the current reporting period, SIGNA Sports United Group completed an acquisition and classified it as a business combination, which was accounted for using the acquisition method at the time of acquisition in accordance with IFRS 3. In this business combination, the purchase price was allocated to acquired tangible and intangible assets and liabilities on the basis of their respective fair values. The difference between the purchase price and the net assets acquired was recognized as goodwill. Further details on the acquisition of Midwest Sports Supply, Inc. are presented in note 13.
6.2. Impairment test for goodwill and intangible assets with indefinite useful lives
Goodwill has been allocated to groups of CGUs as follow:

	As of September 30, 2021
EUR million	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
Goodwill	88.9	4.1	35.4	1.0

	As of September 30, 2020
EUR million	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
Goodwill	88.9	4.1	24.4	1.0
In the period from October 1, 2020, to September 30, 2021, the CGU Group Tennis was expanded by the newly acquired Midwest Sports Supply, Inc. (see Note 13) and is now referred to as the CGU Group Tennis. The CGU Group Tennis corresponds to the Tennis segment.
The following table shows the key assumptions used in the impairment test for those CGU groups to which significant goodwill is allocated. Significant assumptions are relevant in order to compare the carrying amount with the recoverable amount, which, in the case of SIGNA Sports United Group, is defined as fair value less costs of disposal. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

	As of September 30, 2021
EUR million	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
WACC (after taxes)	8.86%	9.17%	9.43%	9.05%
Tax rate	26.50%	28.08%	28.98%	31.93%
5-year CAGR (Compound Annual Growth Rate )	25.63%	15.87%	21.09%	19.56%
Growth rate terminal value	0.50%	0.50%	0.50%	0.50%
Terminal value EBITDA margin	13.49%	9.44%	11.73%	9.44%
Carrying amount in EUR million	293.2	44.2	105.7	20.8

	As of September 30, 2020
EUR million	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
WACC (after taxes)	9.67%	9.55%	9.07%	9.10%
Tax rate	26.50%	28.08%	28.98%	31.93%
5-year CAGR (Compound Annual Growth Rate)	24.41%	17.31%	23.71%	35.95%
Growth rate terminal value	0.50%	0.50%	0.50%	0.50%
Terminal value EBITDA margin	9.53%	8.50%	10.69%	7.36%
Carrying amount in EUR million	281.1	37.7	69.8	15.0
For the goodwill impairment test, the recoverable amount of the CGU groups were determined on the basis of fair value less costs of disposal, which requires the use of assumptions. The calculations are based on cash flow projections from financial budgets approved by management and cover a period of five years up to TV (Termination Value) from 2026. Accordingly, the budget represents an appropriate financial basis for the calculation of a fair value less cost of disposal, which would be paid in an orderly transaction between market participants. As there is no active market (Level 3 of the valuation hierarchy), fair values are calculated as the sum of discounted cash flow projections less costs of disposal, estimated at 3% (2020: 3%). Cash flows beyond the five-year period are extrapolated using the estimated terminal value growth rates mentioned above. The terminal value growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate (please refer to Note 15), consistent with the assumptions that a market participant would make. Assumed
5-year
CAGR mentioned above were projected taking into account the average growth levels experienced over the past five years and the estimated sales volume and price growth for the next five years. Growth rates in the past were above average market growth in the online sales of the product groups of each group of CGU. It was assumed that the sales price would increase in line with forecast inflation over the next five years on the respective market environment of the CGU groups. The budgeted EBITDA takes into account the
5-year
CAGR projected as described above.
For goodwill, no impairment losses were recognized for the fiscal years ended September 30, 2021, 2020 and 2019.
Intangible assets with an indefinite useful life
As required by IAS 36, intangible assets with an indefinite useful life have to be tested for impairment annually.
Intangible assets with indefinite useful lives amounted to EUR 163.1 million as of September 30, 2021 (2020: EUR 162.6 million). The Internetstores group comprises 24 brands and domains with carrying amounts between EUR 0.2 million and EUR 33.1 million (2020: EUR 0.1 million and EUR 33.1 million). The Tennis group comprises 23 brands and domains with carrying amounts between EUR 0.1 million and EUR 8.3 million (2020: EUR 0.1 million and EUR 8.3 million). Publikat and Outfitter Teamsport & Ballside comprise 4 brands and domains and one domain with book values between EUR 0.1 million and EUR 0.5 million and EUR 3.8 million respectively (2020: EUR 0.1 million and EUR 0.5 million and EUR 3.8 million respectively). The largest internet domains/brand names being www.fahrrad.de and www.bikester.ch with a carrying amount of EUR 33.1 million and EUR 25.8, respectively. All other individual domains/brand names have carrying amounts that are below 10% of the total carrying amount of all indefinite useful life intangible assets.
As internet domains are unique alphanumeric names that are used to identify a particular numeric internet address, there are no indications that the domains might be subject to technical, technological, commercial or other types of obsolescence. Although domains have fairly short legal lives, they can be automatically renewed over and over without great effort. As such, they have an indefinite useful life.
Management has determined the recoverable amount of those assets by assessing the fair value less cost of disposal of the underlying assets using the relief from royalty method which is considered is a level 3 fair value measurement. In this method fair value is derived from future royalties which Signa Sports United would have to pay to a third party in order to license these domains and brand names. In order to calculate the value, the relevant revenues are multiplied with the estimated royalty rate. The relevant revenue is based on managements approved financial budgets covering a five-year period. Assumed
5-year
CAGR were projected taking into account the av
e
rage growth levels experienced over the past five years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years. The discount rate used was an internet domain/brand name-specific post-tax
discount rate. Cash flows beyond the five-year period are extrapolated using the estimated growth rates. The terminal value growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make.
The following table summarizes the allocation of carrying amounts and significant assumptions used in determining fair value less costs of disposal as of September 30, 2021:

	As of September 30, 2021
	Internetstores (incl. Fahrrad.de and Bikester.ch)	Publikat	Tennis	Outfitter Teamsport & Ballside
WACC (after taxes)	8.63% - 10.38%	9.01% - 10.42%	9.13% - 10.87%	9.04%
5-year CAGR (Compound Annual Growth Rate)	25.63%	15.87%	20.63%	19.56%
Royalty rate	0.72% - 5.27%	0.27%	1,08% - 1.54%	1.17%
Carrying amount in EUR million	136.4	0.7	15.3	3.8

	As of September 30, 2020
	Internetstores (incl. Fahrrad.de and Bikester.ch)	Publikat	Tennis	Outfitter Teamsport & Ballside
WACC (after taxes)	8.25% - 11.1%	8.57% - 10.34%	7.49% - 9.27%	8.7%
5-year CAGR (Compound Annual Growth Rate)	24.41%	17.31%	23.71%	35.95%
Royalty rate	0.72% - 4.88%	0.27%	1.54%	1.17%
Carrying amount in EUR million	137.2	0.8	15.7	3.8
In the fiscal year ended September 30, 2021, management has decided not to continue operating the domains Bigtree.de, Bigtree.fr and Bigtree.nl as well as the domains Stylfile.it, Stylefile.es and Stylfile.com. The impairment test, as described above, resulted in impairment of EUR 0.2 million, which has been recognized in profit and loss. As of October 1, 2020, the intangible asset “Bigtree” was recognized with an amount of EUR 0.1 million. This group of domains is assigned to the group’s “ Bike & Outdoor “ reportable segment. The intangible asset “Stylefile” was recognized with an amount of EUR 0.1 million. This group of domains is assigned to the group’s “ Teamsport & Athleisure “ reportable segment. The impairment loss is included in depreciation and amortization expenses in the consolidated statement
s
of profit or loss.
For other intangible assets with indefinite useful life, no impairment losses were recognized for the fiscal years ended September 30, 2021 and 2020.
Significant estimates: Effects of possible changes in key assumptions
Assumptions made were subjected to sensitivity analyses in which the effects of a change in the parameters on the values were calculated.
Management has identified that a change in key assumptions could cause the carrying amount to exceed the recoverable amount. The following tables show the amount by which the key assumptions would need to change for significant goodwill and significant intangible assets with an indefinite useful life individually for the estimated recoverable amount to be equal to the carrying amount.
The below analysis has been performed on a ceteris paribus basis and does not take into account interdependencies between changes in key assumptions.

	Goodwill
	2021		2020
In percentage points	Terminal Value EBITDA margin	5-year CAGR (Compound Annual Growth Rate)	Terminal Value EBITDA margin	5-year CAGR (Compound Annual Growth Rate)
CGU Group Internetstores	(11.2)	(10.0)	(6.2)	(4.8)
CGU Group Tennis	(7.9)	(5.8)	(6.6)	(4.4)
CGU Group Publikat	(0.2)	(2.9)	(2.2)	(4.7)

	Intangible assets with an indefinite useful life
	2021	2020
In percentage points	5-year CAGR (Compound Annual Growth Rate)	5-year CAGR (Compound Annual Growth Rate)
Fahrrad.de	(20.6)	(16.1)
Bikester.ch	(19.1)	(15.7)

Internetstores (excl. Fahrrad.de and Bikester.ch)	(30.2)	(13.4)
Tennis	(15.3)	(17.7)
Outfitter Teamsport & Ballside	(27.1)	(28.3)

6.3. Property, plant and equipment and
right-of-use
assets
Property, plant and equipment excluding
right-of-use
assets accounted for in accordance with IFRS 16 are as follows as of September 30, 2021:

EUR million	Land and buildings	Technical facilities and machines	Other facilities, operating and business equipment	Assets under construction	Total
Cost
Balance as of Oct. 1, 2020	3.9	10.2	31.6	4.3	49.9

Business combinations	—	—	0.1	—	0.1
Additions	0.3	0.8	3.6	5.2	9.8
Transfers	0.5	0.8	7.1	(8.4)	0.0
Disposals	0.0	0.0	(1.5)	0.0	(1.5)
Currency translation differences	—	—	0.0	—	0.0

Balance as of Sept. 30, 2021	4.6	11.7	40.9	1.1	58.4

Accumulated depreciation
Balance as of Oct. 1, 2020	(0.4)	(1.8)	(13.8)	—	(16.0)

Additions	(0.4)	(1.1)	(4.1)	—	(5.6)
Impairment loss	—	(0.2)	(0.1)	—	(0.4)
Disposals	0.0	0.0	1.4	—	1.4
Currency translation differences	—	—	0.0	—	0.0

Balance as of Sept. 30, 2021	(0.9)	(3.1)	(16.6)	0.0	(20.3)

Carrying amount as of Sept. 30, 2021	3.8	8.6	24.3	1.1	37.7

Property, plant and equipment as of September 30, 2020, is as follows:

EUR million	Land and buildings	Technical facilities and machines	Other facilities, operating and business equipment	Assets under construction	Total
Cost
Balance as of Oct. 1, 2019	2.5	5.1	27.7	0.3	35.7

Business combinations	—	0.5	—	—	0.5
Additions	1.1	4.2	4.1	5.1	14.5
Transfers	0.3	0.4	0.4	(1.2)	(0.1)
Disposals	0.0	0.0	(0.6)	—	(0.7)
Currency translation differences	—	—	—	—	—

Balance as of Sept. 30, 2020	3.9	10.2	31.6	4.3	49.9

Accumulated depreciation
Balance as of Oct. 1, 2019	(0.1)	(1.2)	(11.0)	—	(12.3)

Additions	(0.3)	(0.6)	(3.3)	—	(4.2)
Transfers	—	—	—	—	—
Disposals	0.0	0.0	0.6	—	0.6
Currency translation differences	—	—	0.0	—	0.0

Balance as of Sept. 30, 2020	(0.4)	(1.8)	(13.8)	0.0	(16.0)

Carrying amount as of Sept. 30, 2020	3.4	8.4	17.8	4.3	33.9

Further details of the acquisitions are shown in note 13.
6.4. Leases
The
right-of-use
assets recognized in accordance with IFRS 16 are as follows as of September 30, 2021:

EUR million	Land and buildings	Technical facilities and machines	Other facilities, operating and business equipment	Total
Cost
Balance amount as of Oct. 1, 2020	46.2	3.8	0.5	50.5

Additions	38.0	0.5	0.9	39.5
Derecognition	(6.6)	(0.1)	(0.2)	(6.9)
Acquisition through business combinations	0.6	—	—	0.6
Currency translation differences	0.1	—	—	0.1

Balance amount as of Sept. 30, 2021	78.4	4.2	1.2	83.8

Accumulated depreciation
Balance as of Oct. 1, 2020	(13.6)	(1.4)	(0.3)	(15.4)
Additions	(9.8)	(0.6)	(0.2)	(10.6)
Derecognition	2.3	0.1	0.2	2.6
Currency translation differences	0.0	0.0	0.0	0.0

Balance as of Sept. 30, 2021	(21.1)	(1.9)	(0.2)	(23.2)

Carrying amount as of Sept. 30, 2021	57.3	2.3	1.0	60.6

The
right-of-use
assets recognized in accordance with IFRS 16 are as follows as of September 30, 2020:

EUR million	Land and buildings	Technical facilities and machines	Other facilities, operating and business equipment	Total
Cost
Balance amount as of Oct. 1, 2019	40.3	4.1	0.4	44.8

Additions	5.6	0.3	0.1	6.0
Disposal	(0.2)	(0.6)	0.0	(0.8)
Acquisition through business combinations	0.5	0.0	—	0.5
Currency translation differences	0.0	—	—	0.0

Balance amount as of Sept. 30, 2020	46.2	3.8	0.5	50.5

Accumulated depreciation
Balance as of Oct. 1, 2019	(6.6)	(1.0)	(0.1)	(7.7)
Additions	(7.2)	(0.5)	(0.1)	(7.8)
Disposal	0.2	0.1	0.0	0.3
Currency translation differences	0.0	—	—	0.0

Balance as of Sept. 30, 2020	(13.6)	(1.4)	(0.3)	(15.4)

Carrying amount as of Sept. 30, 2020	32.6	2.4	0.3	35.2

Except for short-term leases and leases of
low-value
assets, the Group applies a single recognition and measurement approach for all leases. As a lessee, the Group recognizes a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use
asset).

The recognized
right-of-use
assets relate to the following types:

	September 30,
EUR million	2021	2020
Land and buildings	57.3	32.6
Plant and machinery	2.3	2.4
Other equipment	1.0	0.3

Total right of use assets	60.6	35.3

Lease liabilities
Lease liabilities are presented in the statement of financial position as follows:

	September 30,
EUR million	2021	2020
Current	11.0	7.9
Non-current	49.9	27.6

Total Lease liabilities	60.9	35.5

The maturity of the lease liabilities classified as
non-current
is set out below:

	September 30, 2021
EUR million	One to five years	More than five years	Total
Lease liability future payments	32.1	17.8	49.9

	September 30, 2020
EUR million	One to five years	More than five years	Total
Lease liability future payments	19.3	8.3	27.6
The Group has several lease contracts that include extension and termination options. These are used to maximize operational flexibility in terms of managing the assets used in the group’s operations. The majority of extension and termination options held are exercisable only by the group and not by the respective lessor. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). Most extension options in land and building leases have not been included in the lease liability, because the group could replace the assets without significant cost or business disruption. As of September 30, 2021, potential future cash outflows of EUR 28.0 million (2020: EUR 24.0 million) (undiscounted) have not been included in the lease liability because it is not reasonably certain that the leases will be extended (or not terminated).
Upon initial recognition, the lease liability is measured at the present value of the lease payments not yet paid at the inception of the lease and is discounted based on the interest rate implicit in the lease. If this interest rate cannot be readily determined, the Group uses its incremental borrowing rate. For further details please refer Note 4.1 Leases.
The following lease payments are included in the measurement of the lease liability:

•	Fixed lease payments (including de facto fixed payments), less any incentive payments receivable;

•	Variable lease payments based on an index or rate, initially measured using the index or price as at the commencement date;

•	Expected payments by the lessee due to residual value guarantees;

•	Exercise prices of purchase options if the lessee is reasonably certain that these will be exercised; and

•	Penalties for the premature termination of leases, if the lease term reflects the lessee exercising the right to terminate the lease.
Right-of-use
assets
The
right-of-use
asset is initially measured at the amount of the lease liability plus any initial direct costs incurred by the Group.
Right-of-use
assets are generally amortized over the lease term. However, depreciation is charged over the useful life of the underlying asset if it is shorter than the lease term. This also applies when a lease transfers ownership of the leased asset or when the Group deems the exercise of a purchase option inherent in the lease to be sufficiently certain. In this case, the exercise price is already included in the cost of the right-of-use
asset. Depreciation begins at the beginning of the lease.
To assess the need for an impairment of a
right-of-use
asset, the Group applies IAS 36 and recognizes all impairment losses as described in the accounting policies for property, plant and equipment.
Lease payments not recognized as a liability
The recognition of short-term leases (with a lease term of 12 months or less) and leases of low-value
assets is optional. The Group has elected to account for payments associated with such leases as an expense in profit or loss. The payments should be expensed on a straight-line basis over the lease term, or another systematic basis if this basis is more representative of the time pattern in which the economic benefits embodied in the leased assets are consumed. Furthermore, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.
The following table depicts the amounts related to IFRS 16 recognized in profit or loss:

	September 30,
EUR million	2021	2020	2019
Interest on lease liabilities	(0.3)	(0.4)	(0.4)
Expense relating to variable lease payment not included in lease liabilities	—	—	—
Expenses relating to short term leases	0.0	0.0	(0.0)
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	0.0	0.0	(0.0)
The total cash flow for leases in 2021 was EUR 11.1 million (2020: EUR 8.1 million, 2019: EUR 6.7 million).
Expenses for rents and similar expenses are included in the Consolidated Statements of Profit or Loss (see note 5.5 “Other operating expenses”) and amounted to
EUR 6.8 million as of September 30, 2021 (2020: EUR 10.1 million, 2019: EUR 8.0 million).
6.5. Deferred taxes
Deferred tax assets and liabilities as of September 30, 2021 are as follows:

	September 30,
	2021		2020
EUR million	Assets	Liabilities	Assets	Liabilities
Deferred taxes	32.2	72.3	24.9	64.5
Offset	(32.2)	(32.2)	(24.9)	(24.9)

Total	—	40.1	—	39.6

All deferred taxes are reported as
non-current,
even if they are expected to be used in the short term.
The change in deferred tax assets and liabilities results from the effects shown below:

	September 30,
EUR million	2021	2020
Deferred tax assets	0.0	0.0
Deferred tax liabilities	40.1	39.6

Recognized deferred taxes (net)	(40.1)	(39.6)

Changes compared to the previous year	(0.5)	2.4

of which recognized in the consolidated statement of profit and loss	0.1	2.4
of which recognized in other comprehensive income	(0.2)	0.0
of which recognized in the context of business combinations	(0.4)	(0.1)
Deferred tax assets on tax loss and interest carryforwards and deductible temporary differences are only recognized to the extent that it is probable that the tax benefit will be realized through future taxable profits. Such deferred tax assets are generally recognized to the extent that sufficient taxable temporary differences are available, taking into account the expected timing of when the respective taxable temporary differences reverse as well as minimum taxation rules applicable to the utilization of tax loss carryforwards.
Deferred tax assets have not been recognized in respect to trade tax and corporate tax loss carryforwards in the amount of EUR 189.8 million (2020: EUR 85.3 million).
The corporate tax loss carryforwards, mainly from Probikeshop Dolphin France SAS, Internetstores GmbH and Tennis-Point GmbH, amounted to EUR 133.1 million (2020: EUR 81.0 million). Deferred tax assets were recognized with respect to EUR 32.2 million (2020: EUR 34.8 million) of such corporate tax loss carryforwards. The trade tax loss carryforwards amounted to EUR 106.9 million (2020: EUR 58.9 million). As of September 30, 2021, deferred tax assets were recognized with respect to EUR 18.1 million (2020: EUR 19.8 million) of such trade tax loss carryforwards. The trade tax and corporate tax loss carryforwards are subject to restrictions on their use depending on the respective regulation in the countries, in which the Group is operating. For examples, in Germany and France minimum taxation rules apply. As a result, an amount of EUR 1.0 million can be used without restriction and in addition only 50% (France) and 60% (Germany) of the remaining taxable profits thereafter can be used to reduce taxable income. The Group’s loss carryforwards have no expiration date.
As of September 30, 2021, deferred tax assets were recognized with respect to EUR 8.2 million (2020: EUR 6.7 million) of interest carryforwards related to Internetstores GmbH.
In addition, deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which they can be utilized. Deferred tax assets of EUR 3.0 million (2020: EUR 0.5 million) have not been recognized as it is unclear whether sufficient taxable profits will be available in the foreseeable future to allow the deductible temporary differences to be utilized. In order to determine the tax base of the right-of-use
asset and lease liability, the available tax deductions are allocated to either to the right-of-use
asset or the lease liability. Depending on the allocation, a temporary difference can arise upon initial recognition or in subsequent periods, resulting in the recognition of deferred taxes.
Effects on earnings from deferred taxes are essentially attributable to the formation and reversal of deferred tax liabilities on temporary differences in intangible assets (net effect: EUR 0.2 million; 2020: EUR 0.1 million; 2019. EUR 0.4 million), as well as to the recognition of deferred tax assets on tax loss carryforwards
(EUR -0.2 million;
2020: EUR 2.6 million; 2019: EUR 3.8 million).
As of September 30, 2021, outside base differences in the amount of EUR 1.4 million (2020: EUR 1.1 million) exist. No deferred tax liabilities were recognized.
Classes of assets and liabilities relating to temporary differences
The allocation of deferred taxes from temporary differences to the respective assets and liabilities as of September 30, 2021, is as follows:

	September 30, 2021
EUR million	Deferred tax assets	Deferred tax liabilities
Assets
Non-current assets
Intangible assets	—	51.4
Property, plant and equipment	—	0.2
Right-of-use assets (IFRS 16)	—	18.0
Other financial assets	—	—
Current assets
Inventories	—	1.1
Trade and other receivables	0.9	—
Other assets	—	0.3
Cash and cash equivalents	—	—
Equity and debt capital
Non-current liabilities
Financial liabilities	15.8	—
Other provisions	—	—
Trade payables and other liabilities	—	—
Other liabilities	—	—
Current liabilities
Financial liabilities	3.6	—
Other provisions	0.3	0.0
Trade payables and other liabilities	0.5	0.8
Other liabilities	0.2	0.5

Total temporary differences	21.3	72.3

Tax loss and interest carryforwards	10.9	—

Total	32.2	72.3

Offset	(32.2)	(32.2)

Total after offset	—	40.1

The allocation of deferred taxes from temporary differences to the corresponding assets and liabilities as of September 30, 2020, is as follows:

	September 30, 2020
EUR million	Deferred tax assets	Deferred tax liabilities
Assets
Non-current assets
Intangible assets	—	51.7
Property, plant and equipment	—	1.2
Right-of-use assets (IFRS 16)	—	8.9
Other financial assets	0.9	—
Current assets
Inventories	—	0.9
Trade and other receivables	0.4	—
Other assets	—	0.7
Cash and cash equivalents	—	—
Equity and debt capital
Non-current liabilities
Financial liabilities	8.3	1.1
Other provisions	—	—
Trade payables and other liabilities	—	—
Other liabilities	—	—
Current liabilities
Financial liabilities	2.8	—
Other provisions	0.2	—
Trade payables and other liabilities	0.8	—
Other liabilities	0.4	—

Total temporary differences	13.8	64.5

Tax loss and interest carryforwards	11.1	—

Total	24.9	64.5

Offset	(24.9)	(24.9)

Total after offset	—	39.6

6.6. Inventories

	September 30,
EUR million	2021	2020
Raw materials and supplies	0.4	0.4
Merchandise	173.7	143.6
Right of return assets	7.7	3.8

Total	181.9	147.8

Merchandise mainly consists of Bike & Outdoor, Tennis and Athleisure products.
As of September 30, 2021, the Group has pledged inventories amounting to EUR 17.4 million (2020: EUR 54.2 million) as collateral.
In 2021, inventories of EUR 534.1 million (2020: EUR 449.6 million; 2019: EUR 351.6 million) were recognized as an expense during the year and included in ‘cost of material’.

Write-downs of inventories to net realizable value amounted to EUR 2.7 million (2020: EUR 4.9 million; 2019: EUR 2.5 million). These were recognized as an expense and included in cost of material in the consolidated statement
s
of profit or loss.
6.7. Trade receivables

	September 30,
EUR million	2021	2020
Trade receivables before value adjustments	30.8	25.8
Valuation adjustments (ECL)	(4.5)	(4.2)

Total	26.3	21.6

The carrying amounts correspond to the fair values due to their short-term nature. They are generally settled within 30 days, but this depends on the individual circumstances.
Information on the impairment of trade receivables, their creditworthiness and the Group’s exposure to credit, foreign currency and interest rate risk is provided in note 9.
6.8. Other current financial assets

	September 30,
EUR million	2021	2020
Supplier discounts and bonuses	9.6	6.5
Derivative financial instruments	0.5	0.2
Other	14.0	6.6

Total	24.0	13.3

Supplier discounts and bonus are settled in cash within a short period of time.
Further information on derivative financial instruments can be found in note 9. The position other mainly compromises restricted cash positions in the amount of EUR 12.0 million (2020: EUR 5.3 million). Restricted cash is composed mainly of deposits for purchase agreements that are subject to contractual restrictions and are therefore not available for general use by SSU.
The expected credit losses for other current financial assets are immaterial.
6.9. Other current assets

	September 30,
EUR million	2021	2020
Other tax receivables	20.5	12.1
Prepaid expenses	2.5	1.1
Miscellaneous other current assets	10.3	6.4

Total	33.4	19.5

The other tax receivables mainly result from value added tax.
Prepaid expenses result from the normal course of business such as license agreements.
Miscellaneous other current assets mainly include creditors with debit balances amounting to EUR 3.9 million (2020: EUR 1.8 million).
6.10. Cash and cash equivalents

	September 30,
EUR million	2021	2020
Cash on hand	0.1	0.1
Bank balances	50.6	95.5

Total	50.7	95.6

Short-term deposits are generally recognized as cash equivalents if they have a maturity of up to three months from the date of acquisition and can be repaid with 24 hours’ notice without loss of interest. Bank balances only comprise short-term deposits.
6.11. Share capital, share premium and other capital reserves
Share capital
SSU has one class of ordinary shares which carries no right to fixed income. The number of outstanding shares for the year ended September 30, 2021 and 2020 can be summarized as follows:

	Authorized		Issued and fully paid
	September 30,
EUR million	2021	2020	2021	2020
Ordinary shares of 1 EUR each	17.6	17.6	17.6	17.6

Total	17.6	17.6	17.6	17.6

All ordinary shares rank equally with regard to SSU residual assets. Holders of these shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of SSU. All rights attached to SSU’s shares held by the Group are suspended until those shares are reissued.
There were no changes or movements regarding ordinary shares:

	Quantity
EUR million	Ordinary Shares	Share capital	Share premium
Balances as of Oct. 1, 2020	17.6	17.6	—

Balances as of Sept. 30, 2021	17.6	17.6	—

SIGNA Sports United GmbH carried out the following capital increases during the fiscal year ended September 30, 2021:
As a result of the conversion of the convertible loan and the closing of the roll-up
agreements with the minority shareholders, the share capital increased by EUR 1.7 million and EUR 2.0 million, respectively (refer to note 7). The capital increase became effective upon entry in the Commercial Register at the Munich District Court on October 7, 2021, and therefore are not yet included in the table above.
Capital reserve
The following table shows the movement of the capital reserves for the year ended September 30, 2021 and 2020:

	September 30,
	2021	2020
Balance as of Oct. 1,	370.4	367.3

Capital increase	115.5	—
Recognition of equity component of convertible loan	—	3.1
Transaction costs of the capital increase after taxes	(1.2)	—
Conversion convertible loan	73.8	—

Balance as of Sept. 30,	558.4	370.4

The increase in capital reserves reflects the conversion of the convertible loan and the closing of the roll-up
agreements with the minority shareholders (refer to note 7).
Ownership Structure
The following table provides information about the Group’s major shareholders on a non-diluted
basis as of September 30, 2021 and 2020 and does not include the capital increase (refer to note 7).

	September 30,
EUR million	2021	2020
SIGNA International Sports Holding GmbH	13.8	13.8
R+V Lebensversicherung Aktiengesellschaft	1.8	1.8
AEON Co.Ltd.	1.3	1.3
Evergrow Asia Limited	0.5	0.5
R+V Versicherung AG	0.3	0.3

Total Shares	17.6	17.6

6.12. Share-based Payment
During the reporting period ending on September 30, 2021, SSU and the group CEO signed a new employment contract, with an effective date as of March 31, 2021 and entered into an option agreement related to certain shares in SIGNA Sports United B.V. (after conversion into N.V.) in which the group CEO is granted the right to acquire 1,293,200 ordinary shares at a strike price of EUR 0.12 per option. Based on the terms of the Listing equity-based compensation agreement, management concluded the equity-based compensation expense to be recognized as a result of the Option Agreement was EUR 2.7 million as of September 30, 2021.
In the previous years, certain executives of SIGNA Sports United Group have been granted the right to become limited partners of SIGNA Beteiligung I UG (haftungsbeschränkt) & Co. KG and acquire shares that economically correspond to the
C-
and
D1-Shares
of SIGNA Sport Online GmbH. The executives therefore indirectly hold in the previous year 1.47% of the shares in SIGNA Sport Online GmbH. The shareholding structure of SIGNA Beteiligung I UG (haftungsbeschränkt) & Co. KG is shown in the following table:

	September 30,
	2021		2020
Shares corresponding to	C-Shares	D1-Shares	C-Shares	D1-Shares
SIGNA Sports United GmbH	—	—	20,001	3,810
Executives	—	—	30,000	3,117

Total	—	—	50,001	6,927

The acquisition of the shares in SIGNA Beteiligung I UG (haftungsbeschränkt) & Co. KG by the executives is a share-based payment transaction in scope of IFRS 2. During the reporting period ending on September 30, 2021 the shareholders of SIGNA Sports United GmbH and the executives signed a roll-up
agreement regarding their shares in SIGNA Beteiligung I UG (haftungsbeschränkt) & Co. KG and are therefore not in the scope of IFRS 2 anymore (refer to note 7).
6.13. Provisions
The provisions as of September 30, 2021, are as follows:

EUR million
Balance of non-current provisions as of Oct. 1, 2020	0.1

Current provisions	2.9

Balance of provisions as of Oct. 1, 2020	3.0

Use of provision	(1.7)
Reversal	(0.2)
Additions	3.9

Balance of provisions as of Sept. 30, 2021	5.0

Less current provisions	4.9

Balance of non-current provisions as of Sept. 30, 2021	0.1

Expected cash flow	—

Within 12 months	4.9
Within 1-5 years	0.1
After 5 years	—

Total	5.0

The provisions as of September 30, 2020, are as follows:

EUR million
Balance of non-current provisions as of Oct. 1, 2019	0.4

Current provisions	0.4

Balance of provisions as of Oct. 1, 2019	0.7

Use of provision	(0.2)
Additions	2.4

Balance of provisions as of Sept. 30, 2020	3.0

Less current provisions	2.9

Balance of non-current provisions as of Sept. 30, 2020	0.1

Expected cash flow	—

Within 12 months	2.9
Within 1-5 years	0.1
After 5 years	—

Total	3.0

Provisions exist in particular for long-term bonus agreements that are linked to certain achievements of performance parameters, reorganization costs for the logistic and litigation risks in France as well as in the United States due to different legal positions where the outcome depends on court proceedings.
6.14.
Non-current
financial liabilities

	September 30,
EUR million	2021	2020
Liabilities to financial institutions	80.4	34.6
Lease liabilities	49.9	27.6
Earn-out obligations	—	0.6
Forward exchange transactions	—	0.0
Other	10.1	2.2
Convertible loan	—	73.9

Total	140.4	138.9

As of September 30, 2020, there were convertible loans recognized from the holders SIGNA International Sports Holding GmbH and the RAG Foundation with a total amount of EUR 73.9 million. During the reporting period ending on September 30, 2021 SIGNA International Sports Holding GmbH transferred their holdings in convertible loan liabilities in different tranches to four lenders that are all non-related
parties. In June 2021 all lenders exercised their conversion right. For further information on the convertible loans, please refer to note 7.
Further information on
earn-out
obligations can be found in note 9.
Liabilities to financial institutions mainly consist of borrowings by certain entities of the Group under lines of credit with clearing banks. The average interest rate on the borrowings at September 30, 2021 was 2.4% (2020: 1.8%
).

Liabilities to financial institutions are secured by inventories and trade receivables granted by the Group.
The carrying amounts of assets pledged as security for current and non-current
borrowings are:

	September 30,
EUR million	2021	2020
Current
Trade receivables	—	9.1
Inventories	17.4	54.2

Total current assets pledged as security	17.4	63.3

The trade receivables are reported on a quarterly basis towards the financial institutions and are made as a continuing security in order the secure the prompt, full and final discharge of any and all secured obligations. Upon the occurrence of an event of default all or part of the receivables are realized to the extent necessary to satisfy any outstanding obligations.
6.15. Trade payables

	September 30,
EUR million	2021	2020
Trade payables	102.7	79.3

Total	102.7	79.3

Trade payables are unsecured. The carrying amounts correspond to their fair values due to their short-term maturity. Payment is generally made within 120 days but may vary due to individual payment terms.

6.16. Other current financial liabilities

	September 30,
EUR million	2021	2020
Liabilities to related parties	—	1.3
Liabilities to financial institutions	1.3	10.0
Lease liabilities	11.0	7.9
Derivative financial instruments	—	0.8
Other	15.4	8.3

Total	27.7	28.2

Further information on financial liabilities to related parties is provided in note 11.
Liabilities to financial institutions are secured by inventories and trade receivables. Other liabilities include an amount of EUR 12.0 million related to an agreement between SSU and a payment processing agency regarding payments to suppliers, where the financial institution assumes the payment obligation. Liabilities to financial institutions mainly consist of borrowings by certain entities of the Group under lines of credit with commercial banks. The average interest rate on the borrowings at September 30, 2021 was 1.1% (2020: 5.8%).
Please refer to section 9 for information on derivative financial instruments.
6.17. Other current liabilities

	September 30,
EUR million	2021	2020
Liabilities from other taxes	17.4	17.8
Liabilities for personnel expenses	12.9	7.3
Payables to customers	3.4	3.6
Refund liability	10.7	10.1
Other liabilities	3.5	1.5

Total	47.9	40.2

The liabilities for personnel expenses mainly include holiday and bonus obligations. For goods that are expected to be returned from customers, the Group recognizes a refund liability. The liability is measured at the amount the Group ultimately expects it will have to return to the customer.
6.18. Contract liabilities

	September 30,
EUR million	2021	2020
Contract liabilities	4.7	5.7

Total	4.7	5.7

Contract liabilities include customer advances, in particular advance payments received from the sale of vouchers. The Group recognized EUR 1.3 million of revenues in 2021 from balances recognized as contract liabilities as of September 30, 2020. All contracts with customers are for periods of one year or less. As permitted under IFRS 15, the transaction price allocated to these unsatisfied contracts is not disclosed.